Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transactions [Line Items]
Loan amount in advance				$ 10,528,965	¥ 69,883,631
Repaid amount			$ 10,097
Related Party [Member]
Related Party Transactions [Line Items]
Loan from related party			8,028,965
Related party balance	267,149	274,652	282,724
Nisun Agricultural [Member]
Related Party Transactions [Line Items]
Rent expense			70,044
Rental income	229,494	233,215
Related party purchase amount	$ 1,665	$ 1,574
Related party balance						$ 10,662
Nisun Cayman [Member]
Related Party Transactions [Line Items]
Repaid amount			$ 2,500,000
Wenzhou Jinda [Member]
Related Party Transactions [Line Items]
Equity interest percentage	23.08%